UNITEDSTATES
SECURITIES AND EXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03595

Name of Fund: BlackRock Healthcare Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Healthcare Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

BlackRock Healthcare Fund, Inc.
Schedule of Investments January 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks Shares Value
Biotechnology — 26.8%
Actelion Ltd. (a)	115,000	$ 6,219,015
Alexion Pharmaceuticals,
Inc. (a)(b)	64,200	5,381,244
Amgen, Inc. (a)	108,700	5,987,196
Ariad Pharmaceuticals, Inc. (a)	75,000	478,125
Basilea Pharmaceutica (a)	7,900	609,283
Celgene Corp. (a)(b)	121,000	6,235,130
Cephalon, Inc. (a)(b)	63,800	3,769,304
Dendreon Corp. (a)(b)	88,900	3,115,056
Genzyme Corp. (a)(b)	121,000	8,875,350
Gilead Sciences, Inc. (a)(b)	180,000	6,908,400
Human Genome Sciences,
Inc. (a)(b)	468,000	11,353,680
Onyx Pharmaceuticals, Inc. (a)(b)	104,600	3,690,811
Vertex Pharmaceuticals,
Inc. (a)(b)(c)	360,200	14,008,178
76,630,772
Electronic Equipment, Instruments
& Components — 0.8%
Agilent Technologies, Inc. (a)(b) 54,300 2,271,369
Health Care Equipment &
Supplies — 10.2%
Baxter International, Inc. (b)	50,000	2,424,500
Beckman Coulter, Inc. (b)	118,600	8,540,386
Covidien Plc	40,000	1,898,800
Hologic, Inc. (a)	35,000	697,200
Intuitive Surgical, Inc. (a)(b)	5,500	1,776,005
Masimo Corp. (b)	178,000	5,335,550
Medtronic, Inc. (b)	55,000	2,107,600
Mindray Medical International
Ltd. - ADR (b)	29,600	774,336
NuVasive, Inc. (a)(b)	19,700	550,516
Sirona Dental Systems, Inc. (a)(b)	39,500	1,730,495
Smith & Nephew Plc	50,000	558,004
St. Jude Medical, Inc. (a)	70,000	2,835,000
29,228,392
Health Care Providers &
Services — 29.8%
AMERIGROUP Corp. (a)	800	41,896
Aetna, Inc. (b)	197,500	6,505,650
AmerisourceBergen Corp. (b)	292,100	10,474,706
Cardinal Health, Inc. (b)	9,900	410,949
Cigna Corp.	240,000	10,084,800
Community Health Systems,
Inc. (a)(b)	10,000	351,200
Express Scripts, Inc. (a)(b)	175,200	9,869,016
Health Management Associates,
Inc., Class A (a)(b)	80,000	728,000
Laboratory Corp. of America
Holdings (a)	49,400	4,441,554
McKesson Corp. (b)	19,700	1,480,849

Common Stocks Shares Value
Health Care Providers & Services
(concluded)
Medco Health Solutions, Inc. (a)(b)	197,500	$ 12,051,450
Omnicare, Inc. (b)	25,000	648,000
PharMerica Corp. (a)	40,000	452,400
Quest Diagnostics, Inc. (b)	64,200	3,656,190
UnitedHealth Group, Inc. (b)	197,500	8,107,375
Universal Health Services, Inc.,
Class B	19,700	829,370
WellCare Health Plans, Inc. (a)	97,500	2,915,250
WellPoint, Inc. (a)(b)	197,500	12,268,700
85,317,355
Health Care Technology — 2.5%
Allscripts Healthcare Solutions,
Inc. (a) 345,600 7,295,616
Internet Software & Services —
6.1%
WebMD Health Corp.,
Class A (a)(b) 332,000 17,356,960
Life Sciences Tools & Services —
1.7%
Covance, Inc. (a)(b)	10,000	563,800
Thermo Fisher Scientific, Inc. (a)	60,900	3,487,743
Waters Corp. (a)	10,000	763,900
4,815,443
Pharmaceuticals — 21.1%
Abbott Laboratories	40,000	1,806,400
Allergan, Inc. (b)	52,300	3,692,903
Bristol-Myers Squibb Co.	57,000	1,435,260
GlaxoSmithKline Plc	10,000	180,564
Johnson & Johnson	80,000	4,781,600
Merck & Co, Inc.	170,000	5,638,900
Pfizer, Inc.	650,000	11,843,000
Salix Pharmaceuticals Ltd. (a)	20,000	819,400
Shire Pharmaceuticals Plc -
ADR (b)	91,800	7,280,658
Teva Pharmaceutical Industries
Ltd. - ADR (b)	105,000	5,738,250
Warner Chilcott Plc, Class A (b)	710,000	17,032,900
60,249,835
Total Long-Term Investments
(Cost – $219,031,074) – 99.0%		283,165,742
Short-Term Securities
BlackRock Liquidity Funds,
TempCash, Institutional Class,
0.21% (d)(e)	48,497	48,497

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depository Receipts	JPY	Japanese Yen
CHF	Swiss Franc	USD	US Dollar

BLACKROCK HEALTHCARE FUND, INC. JANUARY 31, 2011 1

BlackRock Healthcare Fund, Inc.
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Beneficial
	Interest
Short-Term Securities	(000)	Value
BlackRock Liquidity Series, LLC
Money Market Series,
0.42% (d)(e)(f) $ 4,000 $ 4,000,000
Total Short-Term Securities
(Cost – $4,048,497) – 1.4%		4,048,497
Total Investments Before Options Written
(Cost – $223,079,571*) – 100.4%		287,214,239
Options Written Contracts
Exchange-Traded Call Options —
(0.2)%
Aetna, Inc., Strike Price USD 33.00,
Expires 2/19/11	200	(17,100)
Agilent Technologies, Inc., Strike Price
USD 43.00, Expires 2/19/11	55	(4,152)
Alexion Pharmaceuticals, Inc., Strike
Price USD 85.00, Expires 2/19/11	65	(15,925)
Allergan, Inc., Strike Price USD 72.50,
Expires 2/19/11	30	(2,325)
AmerisourceBergen Corp., Strike Price
USD 36.00, Expires 2/19/11	295	(23,600)
Baxter International, Inc., Strike Price
USD 52.50, Expires 2/19/11	50	(250)
Beckman Coulter, Inc., Strike Price
USD 80.00, Expires 2/19/11	130	(6,175)
Cardinal Health, Inc., Strike Price USD
40.00, Expires 2/19/11	10	(2,075)
Celgene Corp., Strike Price USD
62.50, Expires 2/19/11	210	(945)
Cephalon, Inc., Strike Price USD
65.00, Expires 2/19/11	60	(1,350)
Cigna Corp., Strike Price USD 41.00,
Expires 2/19/11	240	(41,760)
Community Health Systems, Inc.,
Strike Price USD 42.00, Expires
2/19/11	10	(100)
Covance, Inc., Strike Price USD 52.00,
Expires 2/19/11	10	(4,612)
Dendreon Corp., Strike Price USD
40.00, Expires 2/19/11	90	(1,035)
Express Scripts, Inc., Strike Price USD
57.50, Expires 2/19/11	175	(18,025)
Genzyme Corp., Strike Price USD
72.50, Expires 2/19/11	121	(21,538)
Gilead Sciences, Inc., Strike Price USD
39.00, Expires 2/19/11	150	(7,875)
Health Management Associates, Inc.,
Class A, Strike Price USD 10.00,
Expires 2/19/11	80	(600)
Human Genome Sciences, Inc., Strike
Price USD 26.00, Expires 2/19/11	730	(18,980)
Intuitive Surgical, Inc., Strike Price
USD 280.00, Expires 2/19/11	34	(150,110)
Masimo Corp., Strike Price USD
30.00, Expires 2/19/11	180	(18,000)
McKesson Corp., Strike Price USD
75.00, Expires 2/19/11	20	(4,200)

Options Written Contracts Value
Exchange-Traded Call Options
(concluded)
Medco Health Solutions, Inc., Strike
Price USD 65.00, Expires 2/19/11	200	$ (3,000)
Medtronic, Inc., Strike Price USD
38.00, Expires 2/19/11	55	(5,060)
Mindray Medical International Ltd. –
ADR, Strike Price USD 30.00,
Expires 2/19/11	30	(150)
NuVasive, Inc., Strike Price USD
27.00, Expires 2/19/11	20	(3,647)
Omnicare, Inc., Strike Price USD
27.00, Expires 2/19/11	25	(625)
Onyx Pharmaceuticals, Inc., Strike
Price USD 40.00, Expires 2/19/11	100	(500)
Quest Diagnostics, Inc., Strike Price
USD 57.50, Expires 2/19/11	65	(5,530)
Shire Pharmaceuticals Plc – ADR,
Strike Price USD 75.00, Expires
2/19/11	118	(57,230)
Sirona Dental Systems, Inc., Strike
Price USD 45.00, Expires 2/19/11	40	(4,500)
Teva Pharmaceutical Industries
Ltd. – ADR, Strike Price USD
55.00, Expires 2/19/11	90	(9,405)
UnitedHealth Group, Inc., Strike Price
USD 40.00, Expires 2/19/11	200	(32,800)
Vertex Pharmaceuticals, Inc., Strike
Price USD 39.00, Expires 2/19/11	445	(47,838)
Warner Chilcott Plc, Class A, Strike
Price USD 24.00, Expires 2/19/11	719	(52,128)
WebMD Health Corp., Class A, Strike
Price USD 55.00, Expires 2/19/11	410	(11,275)
WellPoint, Inc., Strike Price USD
62.50, Expires 3/19/11	200	(41,000)
Total Options Written
(Premiums Received - $519,922) –
(0.2)%		(635,420)
Total Investments, Net of Outstanding Options
Written – 100.2%		286,578,819
Liabilities in Excess of Other Assets – (0.2)%		(610,432)
Net Assets – 100.0%	$ 285,968,387

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$ 226,025,866
Gross unrealized appreciation	$ 65,102,604
Gross unrealized depreciation	(3,914,231)
Net unrealized appreciation	$ 61,188,373

(a) Non-income producing security.
(b) All or a portion of security has been pledged as collateral for outstanding options written.
(c) Security, or a portion of security, is on loan.

2 BLACKROCK HEALTHCARE FUND, INC. JANUARY 31, 2011

BlackRock Healthcare Fund, Inc.
Schedule of Investments (concluded)

(d) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares/		Shares/
	Beneficial		Beneficial
	Interest Held		Interest Held
	at April 30,		at January 31,
Affiliate	2010	Net Activity	2011	Income
BlackRock
Liquidity
Funds,
TempCash,
Institutional
Class	15,616,332	(15,567,835)	48,497	$ 5,130
BlackRock
Liquidity
Series, LLC
Money
Market
Series	$30,687,000 $(26,687,000)		$4,000,000	$17,800

(e) Represents the current yield as of report date.
(f) Security was purchased with the cash collateral from loaned securities.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.

• Foreign currency exchange contracts as of January 31, 2011 were as follows:

Currency	Currency	Counter- Settlement		Unrealized
Purchased	Sold	party	Date	Depreciation
USD 562,532 CHF	532,201	State	2/01/11	$ (1,240)
		Street
		Global
		Markets,
		LLC
USD 1,000,035 JPY	82,345,773	State	2/02/11	(3,203)
		Street
		Global
		Markets,
		LLC
Total			$ (4,443)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the
Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Fund's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Biotechnology	$ 76,021,489	609,283	—	$ 76,630,772
Electronic
Equipment,
Instruments &
Components	2,271,369	—	—	2,271,369
Health Care
Equipment &
Supplies	28,670,388	558,004	—	29,228,392
Health Care
Providers &
Services	85,317,355	—	—	85,317,355
Health Care
Technology	7,295,616	—	—	7,295,616
Internet Software
& Services	17,356,960	—	—	17,356,960
Life Sciences
Tools & Services	4,815,443	—	—	4,815,443
Pharmaceuticals	60,069,271	$ 180,564	—	60,249,835
Short-Term
Securities	48,497	4,000,000	—	4,048,497
Total	$281,866,388	$ 5,347,851	—	$ 287,214,239

Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Foreign currency
exchange
contracts	—	$ (4,443)	—	$ (4,443)
Equity contracts…	$ (635,420)	—	—	(635,420)
Total	$ (635,420)	$ (4,443)	—	$ (639,863)

1 Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK HEALTHCARE FUND, INC. JANUARY 31, 2011 3

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Healthcare Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Healthcare Fund, Inc.

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Healthcare Fund, Inc.

Date: March 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Healthcare Fund, Inc.

Date: March 25, 2011